Basis of Preparation and Presentation of the Consolidated Financial Statements - Schedule of Relevant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 15, 2026
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate		17.95	20.51
Average exchange rate	[1]	19.23	18.3
Non-adjusting events after reporting period [Member]
Schedule of Relevant Exchange Rates [Line Items]
Current exchange rate				17.5

[1]	Average exchange rate used to translate revenues, costs and expenses of the companies mentioned above.